Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2024
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2022	2023	2024
Service cost	¥6,452	¥6,398	¥6,028
Interest cost	2,042	2,432	3,484
Expected return on plan assets	(6,055)	(5,968)	(5,658)
Amortization of net actuarial losses	3,955	3,818	3,021
Amortization of prior service cost	(1,599)	(1,607)	(1,603)

Net periodic benefit cost	¥4,795	¥5,073	¥5,272

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2023	2024
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥293,039	¥265,143
Service cost	6,398	6,028
Interest cost	2,432	3,484
Actuarial gain	(22,749)	(14,049)
Benefits paid	(13,893)	(15,156)
Acquisition, divestitures and other	(84)	(11)

Projected benefit obligation at end of year	¥265,143	¥245,439

Change in plan assets:
Fair value of plan assets at beginning of year	¥231,461	¥219,462
Actual return on plan assets	(2,416)	10,219
Employer contributions	820	848
Benefits paid	(10,403)	(10,660)

Fair value of plan assets at end of year	¥219,462	¥219,869

Funded status at end of year	(45,681)	(25,570)

Amounts recognized in the consolidated balance sheets	¥(45,681)	¥(25,570)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2023	2024
Plans with ABO in excess of plan assets:
PBO	¥47,672	¥45,899
ABO	47,672	45,899
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥47,672	¥45,899
ABO	47,672	45,899
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2024

Net actuarial loss	¥43,239
Net prior service cost	(4,904)

Total	¥38,335

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2025

Net actuarial loss	¥1,650
Net prior service cost	(504)

Total	¥1,146

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2023	2024

Discount rate	1.3%	1.6%
Rate of increase in compensation levels	0.4%	0.5%
Interest crediting rate	2.8%	2.8%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2022	2023	2024
Discount rate	0.7%	0.8%	1.3%
Rate of increase in compensation levels	0.3%	0.3%	0.4%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%
Interest crediting rate	2.9%	2.9%	2.8%

Information about plan assets at fair value

	Millions of yen
	March 31, 2023
	Level 1	Level 2	Level 3	Balance as of March 31, 2023
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥1,718	¥23,078	¥24,796
Japanese government securities	21,704	—	—	21,704
Investment trust funds and other (2)(3)	—	19,918	26,328	46,246
Life insurance company general accounts	—	74,033	—	74,033
Other assets	—	24,334	—	24,334

Total	¥21,704	¥120,003	¥49,406	¥191,113

	Millions of yen
	March 31, 2024
	Level 1	Level 2	Level 3	Balance as of March 31, 2024
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥905	¥16,321	¥17,226
Japanese government securities	14,411	—	—	14,411
Investment trust funds and other (2)(3)	—	16,773	27,022	43,795
Life insurance company general accounts	—	74,529	—	74,529
Other assets	—	31,196	—	31,196

Total	¥14,411	¥123,403	¥43,343	¥181,157

(1)	Includes corporate type equity investments.
(2)	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.
(3)
Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2023 and 2024, the fair values of these assets were ¥28,349 million and ¥38,712 million, respectively.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2023
	Balance as of April 1, 2022	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2023
Private equity and pooled investments	¥29,081	¥(1,990)	¥(4,013)	¥23,078
Investment trust funds and other	27,575	2,211	(3,458)	26,328

Total	¥56,656	¥221	¥(7,471)	¥49,406

	Millions of yen
	Year ended March 31, 2024
	Balance as of April 1, 2023	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2024
Private equity and pooled investments	¥23,078	¥(316)	¥(6,441)	¥16,321
Investment trust funds and other	26,328	2,627	(1,933)	27,022

Total	¥49,406	¥2,311	¥(8,374)	¥43,343

Expected benefit payments
The following table presents the expected benefit payments of Japanese entities’ plans during the next five fiscal years and in aggregate for the five fiscal years thereafter.

Year ending March 31	Millions of yen
2025	¥17,302
2026	15,534
2027	14,747
2028	15,304
2029	13,913
2030-2034	57,231